UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04101

Excelsior Tax-Exempt Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1.	Schedule of Investments.

Excelsior Tax-Exempt Funds, Inc.

New York Tax-Exempt Money Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (75.03%):
$ 9,500,000	Carmel, New York, Central School District General Obligation Bonds, Bond Anticipation Notes, 4.50%, 07/21/06	$9,506,408
2,000,000	Carmel, New York, General Obligation Bonds, Bond Anticipation Notes, Series A, 4.00%, 10/19/06	2,002,125
4,000,000	Chautauqua County, New York, General Obligation Bonds, Tax Anticipation Notes, 4.00%, 07/28/06	4,000,430
2,500,000	Corning, New York, City School District, General Obligation Bonds, Bond Anticipation Notes, 3.75%, 07/12/06	2,500,117
6,000,000	Edgemont County, New York, Greenburgh School District General Obligation Bonds, Tax Anticipation Notes, 4.25%, 01/19/07	6,016,140
14,140,000	Erie County, New York, Industrial Development Agency Revenue Bonds, School Facilities, TOCS, Series J, (FSA), 4.00%, 05/01/12 (a) (b)	14,140,000
9,000,000	Greenburgh, New York, Central School District #7 General Obligation Bonds, Tax Anticipation Notes, 4.00%, 10/13/06	9,008,640
5,521,000	Monticello, New York, Central School District General Obligation Bonds, Bond Anticipation Notes, 4.00%, 07/28/06	5,521,627
3,500,000	Nanuet, New York, School District General Obligation Bonds, Bond Anticipation Notes, 3.75%, 01/19/07	3,503,957
6,000,000	New York City, New York, Commercial Paper, 3.65%, 08/17/06	6,000,000
9,935,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, PUTTER, Series 622, (AMBAC), 4.01%, 06/15/12 (a) (b)	9,935,000
3,040,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems Floating Rate Trust Certificates, Series 16, 4.00%, 06/15/39 (a)(b)	3,040,000
8,995,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems Floating Rate Trust Certificates, Series 726X, (MBIA), 3.99%, 06/15/27 (a) (b)	8,995,000
10,870,000	New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, 4.02%, 02/01/31 (a) (b)	10,870,000
6,400,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series 283, 3.99%, 11/15/18 (a) (b)	6,400,000
10,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series 536, (MBIA), 3.99%, 05/01/15 (a) (b)	10,000,000
2,600,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series N-11, 4.01%, 02/01/14 (a)(b)	2,600,000
5,485,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTER, Series 471, (FGIC), 4.01%, 02/01/11 (a) (b)	5,485,000
9,610,000	New York State, Dormitory Authority Commercial Paper, Columbia University, 3.61%, 08/10/06	9,610,000
4,650,000	New York State, Dormitory Authority Commerical Paper, Cornell University, 3.65%, 09/14/06	4,650,000
2,400,000	New York State, Dormitory Authority Revenue Bonds, Cornell University, Series B, 4.00%, 07/01/25 (a)	2,400,000
7,750,000	New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, PUTTER, Series 1372, 4.01%, 06/15/14 (a) (b)	7,750,000
2,300,000	New York State, Housing Finance Agency, State Personal Income Tax Revenue Bonds, Series C, (FGIC), 3.95%, 03/15/33 (a)	2,300,000
8,000,000	New York State, Metropolitan Transit Authority Revenue Bonds, Floating Rate Certificates, Series 848-D, (FGIC), 3.99%, 11/15/21 (a) (b)	8,000,000
4,740,000	New York State, Mortgage Agency Revenue Bonds, Floating Rate Certificates, Series 1199, 3.99%, 10/01/27 (a) (b)	4,740,000
9,995,000	New York State, Munitops Certificates Trust, General Obligation Bonds, (AMBAC), 4.00%, 02/01/14 (a) (b)	9,995,000

10,000,000	New York State, Munitops Certificates Trust, Revenue Bonds, (FSA), 4.00%, 12/15/12 (a) (b)	10,000,000
15,000,000	New York State, Munitops Certificates Trust, Revenue Bonds, (FSA), 4.00%, 08/01/13 (a) (b)	15,000,000
8,000,000	New York State, Power Authority Commercial Paper, 3.64%, 08/01/06	8,000,000
2,000,000	New York State, Power Authority Commercial Paper, 3.60%, 08/08/06	2,000,000
9,250,000	New York State, Power Authority General Obligation Bonds, 3.35%, 03/01/16 (a)	9,250,000
8,245,000	New York State, Sales Tax Asset Receivable Corporation Revenue Bonds, PUTTER, Series 564, (MBIA), 4.01%, 10/15/12 (a) (b)	8,245,000
23,225,000	New York State, Thruway Authority Revenue Bonds, EAGLE, Class A, (AMBAC), 4.02%, 01/01/30 (a) (b)	23,224,999
7,000,000	New York State, Thruway Authority Revenue Bonds, Highway & Bridge Trust Fund, TOCS, Series JJ, (FGIC), 4.00%, 10/10/13 (a) (b)	7,000,000
2,760,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 3.95%, 01/01/33 (a)	2,760,000
18,460,000	New York State, Urban Development Corporation Revenue Bonds, EAGLE, Class A, 4.02%, 03/15/35 (a) (b)	18,460,000
10,000,000	Newburgh, New York, City School District General Obligation Bonds, Bond Anticipation Notes, 4.00%, 09/28/06	10,018,152
5,000,000	Niagara Falls, New York, Bridge Commission Toll Authority Revenue Bonds, Series A, (FGIC), 3.91%, 10/01/19 (a)	5,000,000
3,900,000	Port Authority of New York & New Jersey, Commercial Paper, 3.60%, 09/07/06	3,900,000
10,000,000	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Notes, 4.00%, 08/16/06	10,010,042
9,420,000	Sullivan County, New York, General Obligation Bonds, Bond Anticipation Notes, 3.75%, 07/20/06	9,421,031
1,000,000	West Hempstead, New York, School District General Obligation Bonds, Bond Anticipation Notes, 4.00%, 09/08/06	1,000,468

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $312,259,136)		312,259,136

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (26.23%):
5,000,000	Allegany County, New York, General Obligation Bonds, Bond Anticipation Notes, (JP MORGAN CHASE & CO.), 4.25%, 09/27/06	5,008,494
6,400,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Series 1A, (BAYERISCHE LANDESBANK-80% / LANDESBANK BADEN-WUERTTEMBERG-20%), 3.95%, 05/01/33 (a)	6,400,000
3,400,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Sub-Series 2B, (BAYERISCHE LANDESBANK), 3.94%, 05/01/33 (a)	3,400,000
3,500,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Sub-Series 3B, (WESTDEUTSCHE LANDESBANK), 3.93%, 05/01/33 (a)	3,500,000
4,660,000	Monroe County, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Greater Rochester YMCA Project, (MANUFACTURERS & TRADERS), 4.02%, 04/01/31 (a)	4,660,000
8,800,000	New York City, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Jewish Community Center Project, (MANUFACTURERS & TRADERS), 4.01%, 03/01/30 (a)	8,800,000
15,320,000	New York City, New York, Industrial Development Agency Revenue Bonds, Special Facilities, New York Stock Exchange Project, Series B, (BANK OF AMERICA N.A.), 3.97%, 05/01/33 (a)	15,320,000
3,000,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, Sub-Series G2, (BNP PARIBAS), 3.92%, 11/01/26 (a)	3,000,000
10,000,000	New York City, New York, Trust For Cultural Restoration Revenue Bonds, WNYC Radio, Inc., (WACHOVIA BANK N.A.), 3.95%, 04/01/26 (a)	10,000,000
4,000,000	New York State, Commerical Paper, Series 97-A, (BAYERISCHE LANDESBANK-50% / LANDESBANK HESSEN-THURINGEN-50%), 3.48%, 09/08/06	4,000,000
1,200,000	New York State, Commerical Paper, Series 98-A, (BAYERISCHE LANDESBANK-33% / JP MORGAN CHASE & CO.-33% / LANDESBANK HESSEN-THURINGEN-33%), 3.48%, 09/07/06	1,200,000
830,000	New York State, Dormitory Authority Revenue Bonds, Oxford University Press Inc., (LANDESBANK HESSEN-THURINGEN), 4.00%, 07/01/23 (a)	830,000

3,000,000	New York State, Energy Research & Development Authority Facilities Revenue Bonds, Sub-series A-1, (WACHOVIA BANK N.A.), 3.93%, 05/01/39 (a)	3,000,000
7,500,000	New York State, Housing Finance Agency Revenue Bonds, Service Contracts, Series E, (BNP PARIBAS), 3.95%, 03/15/27 (a)	7,500,000
12,500,000	New York State, Housing Finance Agency Revenue Bonds, Service Contracts, Series I, (LANDESBANK HESSEN-THURINGEN), 3.95%, 03/15/31 (a)	12,500,000
20,000,000	Puerto Rico Commonwealth Revenue Bonds, Tax & Revenue Anticipation Notes (BANK OF NOVA SCOTIA-23% / CITIBANK-17% / BNP PARIBAS-17% / DEXIA CREDIT LOCAL-17% / FORTIS BANK-12% / RBC-8% / STATE STREET BANK & TRUST-6%), 4.50%, 07/28/06	20,018,503

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $109,136,997)		109,136,997

Shares
REGISTERED INVESTMENT COMPANIES (0.20%):
818,137	BlackRock Institutional New York Money Market Fund (a)	818,137
1	Dreyfus New York Tax Exempt Fund (a)	1

Total REGISTERED INVESTMENT COMPANIES (Cost $818,138)		818,138

Total Investments (Cost $422,214,271) - 101.46%		$422,214,271
Liabilities in excess of other assets - (1.46)%		(6,075,409)

NET ASSETS - 100.00%		$416,138,862

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2006.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $183,880,000 or 44.19% net assets.

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2006, approximately 26% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At June 30, 2006, approximately 95% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

Excelsior Tax-Exempt Funds, Inc.

Tax-Exempt Money Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (88.92%):
$ 17,620,000	Alaska State, Housing Finance Authority Revenue Bonds, State Capital Project, Series C, (MBIA), 4.00%, 07/01/22 (a)	$17,620,000
17,900,000	Arizona State, Salt River Project Commercial Paper, 3.20%, 08/04/06	17,900,000
21,000,000	Arizona State, Salt River Project Commercial Paper, 3.60%, 08/04/06	21,000,000
51,060,000	Austin, Texas, Water & Wastewater System Revenue Bonds, (FSA), 3.98%, 05/15/24 (a)	51,060,000
25,900,000	Baltimore County, Maryland, Commercial Paper, 3.50%, 08/18/06	25,900,000
15,640,000	Bastrop, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-23, 4.02%, 02/15/11 (a) (b)	15,640,000
6,000,000	Bristol, Connecticut, General Obligation Bonds, Bond Anticipation Notes, 4.00%, 12/06/06	6,014,366
14,065,000	Bryan, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-16, 4.02%, 02/15/13 (a) (b)	14,065,000
38,000,000	Burke County, Georgia, Olgethorpe Power Development Authority Commercial Paper, Series 98-A, (AMBAC), 3.60%, 07/11/06	38,000,000
40,180,000	California State, General Obligation Bonds, TOCS, Series HH, (FSA), 4.00%, 07/03/13 (a) (b)	40,180,000
15,835,000	Cedar Hill, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-19, 4.02%, 07/01/13 (a) (b)	15,835,000
28,100,000	Chicago, Illinois, General Obligation Bonds, PUTTERS, Series 1277, (FSA), 4.01%, 01/01/14 (a) (b)	28,100,000
29,895,000	Chicago, Illinois, General Obligation Bonds, Series B, (FGIC), 3.98%, 01/01/37 (a)	29,895,000
66,300,000	Chicago, Illinois, Water Revenue Bonds, Second Lien, (MBIA), 3.97%, 11/01/31 (a)	66,299,999
20,000,000	Colorado State, Regional Transportation District Commercial Paper, 3.57%, 08/23/06	20,000,000
25,995,000	Cypress Fairbanks, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-22, 4.02%, 02/15/11 (a) (b)	25,995,000
16,685,000	Dallas, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-6, 4.02%, 02/15/12 (a) (b)	16,685,000
29,630,000	Dallas, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-1, 4.02%, 08/15/12 (a) (b)	29,630,000
12,935,000	Denton, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-21, 4.02%, 08/15/12 (a) (b)	12,935,000
14,635,000	Detroit, Michigan, Munitops Certificates Trust, City School District General Obligation Bonds, Series 2004-39, (FGIC), 4.01%, 05/01/11 (a) (b)	14,635,000
51,660,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-2, (FGIC), 3.98%, 07/01/29 (a)	51,660,000
23,510,000	District of Columbia, General Obligation Bonds, Series D, (FGIC), 4.00%, 06/01/29 (a)	23,510,000
6,145,000	Duval County, Florida, School Board Certificates of Participation, Floating Rate Certificates, Series 1246, (FGIC), 4.01%, 07/01/25 (a) (b)	6,145,000
4,050,000	Fairfield, Connecticut, General Obligation Bonds, Bond Anticipation Notes, 4.00%, 07/27/06	4,051,308
3,500,000	Fort Bend, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 1999-6, 4.00%, 03/07/07 (a) (b)	3,500,000
9,265,000	Frisco, Texas, Munitops Certificates Trust, General Obligation Bonds, 4.02%, 08/15/11 (a) (b)	9,265,000
17,280,000	Fulton County, Georgia, Water & Sewage Revenue Bonds, Floating Rate Certificates, Series 1120, (FGIC), 4.01%, 01/01/30 (a) (b)	17,280,000
8,500,000	Garden State Preservation Trust, New Jersey, Open Space & Farmland Revenue Bonds, Floating Rate Certificates, Series 860, (FSA), 3.99%, 11/01/17 (a) (b)	8,500,000
8,745,000	Georgia State, General Obligation Bonds, Floating Rate Certificates, Series 647, 4.01%, 05/01/22 (a) (b)	8,745,000

9,995,000	Harlandale, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2005-22, 4.02%, 08/15/13 (a) (b)	9,995,000
25,000,000	Harris County, Texas, General Obligation Bonds, Tax Anticipation Notes, 4.25%, 02/28/07	25,121,235
32,500,000	Harris County, Texas, General Obligation Bonds, Tax Anticipation Notes, 4.50%, 02/28/07	32,710,038
40,000,000	Harris County, Texas, Health Facilities Development Corp. Revenue Bonds, Methodist Hospital Systems, Series A, 3.60%, 12/01/32 (a)	40,000,000
14,325,000	Hawaii State, General Obligation Bonds, ROCS, (FSA), 4.01%, 03/01/26 (a) (b)	14,325,000
10,420,000	Hawaii State, Munitops Certificates Trust, General Obligation Bonds (FSA), 4.00%, 07/01/10 (a) (b)	10,420,000
10,000,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project - Standard Oil Co., 3.20%, 03/01/14 (a)	9,986,700
19,300,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project - Standard Oil Co., 3.68%, 11/01/19 (a)	19,300,000
9,995,000	Houston, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-35, (PSF-GTD), 4.02%, 02/15/13 (a) (b)	9,995,000
12,600,000	Houston, Texas, Utility System Revenue Bonds, TOCS, Series A, (FSA), 4.01%, 05/15/12 (a) (b)	12,600,000
25,400,000	Intermountain Power Agency, Utah, Commercial Paper, Series B, 3.50%, 09/07/06	25,400,000
25,000,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series E, (AMBAC), 3.45%, 07/01/14 (a)	25,000,000
10,750,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series F, (AMBAC), 3.45%, 07/01/15 (a)	10,750,000
14,700,000	Iowa State, Finance Authority Small Business Development Revenue Bonds, Multi-Familty Housing, Village Court Associates, DuPont, Series B, 4.02%, 11/01/15 (a)	14,700,000
12,340,000	Jackson County, Mississippi, Water Systems General Obligation Bonds, Chervon Corp., 3.20%, 11/01/24 (a)	12,340,000
8,505,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Floating Rate Certificates, Series N-8, 4.01%, 10/01/23 (a) (b)	8,505,000
30,000,000	Jacksonville, Florida, Electrical System Commercial Paper, Series 2000-A, 3.18%, 07/20/06	30,000,000
35,000,000	Jacksonville, Florida, Electrical System Commercial Paper, Series 2000-F, 3.18%, 07/19/06	35,000,000
8,955,000	Judson, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2003-36, 4.02%, 02/01/11 (a) (b)	8,955,000
8,800,000	Massachusetts Bay, Transportation Authority, Sales Tax Revenue Bonds, EAGLE, Series 2006-37, Class A, 4.02%, 07/01/34 (a) (b)	8,800,000
709,000	Massachusetts State, Development Finance Agency Revenue Bonds, Higher Education, Smith College, 3.94%, 07/01/24 (a)	709,000
7,510,000	Michigan State, Building Authority Revenue Bonds, Floating Rate Certificates, Series 886, (MBIA), 4.01%, 10/15/17 (a) (b)	7,510,000
60,955,000	Michigan State, General Obligation Bonds, Series A, 4.50%, 09/29/06	61,096,173
5,195,000	Michigan State, Municipal Bond Authority Revenue Bonds, PUTTER, Series 453, 4.01%, 05/01/12 (a) (b)	5,195,000
4,600,000	Missouri State, Health & Educational Facilities Authority, Washington University, Revenue Bonds, Series A, 4.03%, 02/15/34 (a)	4,600,000
15,000,000	Nashville & Davidson County, Tennessee, Metropolitan Government, Vanderbilt University, Commercial Paper, 3.63%, 07/17/06	15,000,000
15,000,000	Nashville & Davidson County, Tennessee, Metropolitan Government, Vanderbilt University, Commercial Paper, 3.60%, 08/04/06	15,000,000
17,600,000	New York City, New York, Municipal Water Authority Commercial Paper, Series 6, 3.65%, 08/17/06	17,600,000
8,760,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTER, Series 468, (MBIA), 4.01%, 02/01/11 (a) (b)	8,760,000
45,000,000	New York City, New York, Water & Sewer Authority Commerical Paper, 3.65%, 09/14/06	45,000,000

9,500,000	New York State, Power Authority Commercial Paper, Series 2, 3.60%, 08/08/06	9,500,000
11,050,000	New York State, Power Authority General Obligation Bonds, 3.35%, 03/01/20 (a)	11,050,000
12,160,000	North Carolina State, General Obligation Bonds, PUTTER, Series 465, 4.01%, 05/01/11 (a) (b)	12,160,000
10,275,000	North Carolina State, General Obligation Bonds, PUTTER, Series 466, 4.01%, 03/01/12 (a) (b)	10,275,000
7,345,000	North Texas, Municipal Water District, Water Systems Revenue Bonds, ROCS, (MBIA), 4.01%, 09/01/26 (a) (b)	7,345,000
7,680,000	Ohio State, General Obligation Bonds, PUTTERS, Series 1295, 4.01%, 05/01/14 (a) (b)	7,680,000
5,770,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, 3.35%, 09/01/26 (a)	5,770,000
26,490,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, 3.38%, 09/01/32 (a)	26,490,000
45,700,000	Omaha, Nebraska, Public Power Distribution Commercial Paper, 3.57%, 07/12/06	45,700,000
9,995,000	Pennsylvania State, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-8, (FGIC), 3.99%, 03/15/11 (a) (b)	9,995,000
36,000,000	Pennsylvania State, Turnpike Commission Revenue Bonds, Series A-2, 3.98%, 12/01/30 (a)	36,000,000
9,460,000	Pflugerville, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-17, 4.02%, 02/15/13 (a) (b)	9,460,000
3,905,000	Phoenix, Arizona, Civic Improvement Corp., Excise Tax Revenue Bonds, EAGLE, Class A, 4.02%, 07/01/17 (a) (b)	3,905,000
7,330,000	Puerto Rico Commonwealth, Infrastructure Financing Authority Revenue Bonds, Floating Rate Certificates, Series 139, (AMBAC), 3.97%, 07/01/28 (a) (b)	7,330,000
10,000,000	Salt Lake County, Utah, Pollution Control Revenue Bonds, Service Station Holdings Project, BP Amoco, Series B, 4.00%, 08/01/07 (a)	10,000,000
30,000,000	San Antonio, Texas, Commercial Paper, Series 2001-A, 3.65%, 09/12/06	30,000,000
40,000,000	San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA), 4.02%, 05/15/40 (a) (b)	40,000,000
14,500,000	San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA), 4.02%, 05/15/40 (a) (b)	14,500,000
14,600,000	San Antonio, Texas, Water Systems Commercial Paper, Series A, 3.65%, 09/12/06	14,600,000
13,235,000	South Carolina State, Public Services Authority Revenue Bonds, PUTTER, Series 1198, (MBIA), 4.01%, 07/01/13 (a) (b)	13,235,000
44,000,000	St. James Parish, Louisiana, Pollution Control Commercial Paper, Texaco Project, 3.65%, 07/13/06	44,000,000
10,000,000	Tennessee State, School Building Authority Commercial Paper, 3.70%, 09/13/06	10,000,000
11,910,000	Texas State, General Obligation Bonds, PUTTERS, Series 935, 4.01%, 04/01/13 (a) (b)	11,910,000
12,000,000	Texas State, Public Finance Authority Commercial Paper, 3.58%, 08/01/06	12,000,000
37,760,000	Texas State, Tax & Revenue Authority General Obligation Bonds, Bond Anticipation Notes, 4.50%, 08/31/06	37,824,369
11,000,000	Texas State, Transportation Commision Revenue Bonds, PUTTERS, Series 1324, 4.01%, 04/01/14 (a) (b)	11,000,000
16,500,000	University of Minnesota, Commercial Paper, Series A, 3.53%, 08/14/06	16,500,000
18,810,000	University of Texas, University Revenue Bonds, EAGLE, Class A, 4.02%, 08/15/37 (a) (b)	18,810,000
5,535,000	University of Texas, University Revenue Bonds, PUTTER, Series 592, 4.01%, 08/15/12 (a) (b)	5,535,000
3,300,000	University of Virginia, University Revenue Bonds, EAGLE, Series A, 4.02%, 06/01/33 (a) (b)	3,300,000
13,735,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Project, Series C, 3.99%, 07/01/37 (a)	13,735,000
26,650,000	Various States, Reset Option Certificates Trust II Revenue Bonds, ROCS, Series JJ, 4.07%, 03/01/07 (a)(b)	26,650,000
50,000,000	Various States, Reset Option Certificates Trust II Revenue Bonds, ROCS, Series MS, 4.07%, 03/01/07 (a) (b)	50,000,000
14,349,500	Virginia Commonwealth, Transportation Board, Revenue Bonds, Floating Rate Certificates, Series 727, 4.01%, 05/15/19 (a) (b)	14,349,500
9,745,000	Washoe County, Nevada, General Obligation Bonds, Floating Rate Certificates, Series 1241, (MBIA), 4.37%, 01/01/35 (a) (b)	9,745,000
43,818,000	Wisconsin State, Transportation Authority Commercial Paper, 3.65%, 08/09/06	43,818,000
5,265,000	Yoakum County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project, 3.68%, 11/01/19 (a)	5,265,000

8,140,000	York County, South Carolina, School District 4 General Obligation Bonds, Fort Mill, TOCS, Series F, 4.01%, 03/09/12 (a) (b)	8,140,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,851,995,688)		1,851,995,688

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (10.63%):
30,000,000	Atlanta, Georgia, Metropolitan Transit Authority, Sales Tax Commercial Paper, (DEXIA CREDIT LOCAL), 3.57%, 08/24/06	30,000,000
15,000,000	Atlanta, Georgia, Metropolitan Transit Authority, Sales Tax Commercial Paper, (DEXIA CREDIT LOCAL), 3.70%, 09/06/06	15,000,000
29,900,000	Baltimore, Maryland, Port Facilities Authority Revenue Bonds, (BNP PARIBAS), 3.55%, 10/14/11 (a)	29,900,000
10,000,000	Chicago, Illinois, Water & Sewer Commercial Paper, (BNP PARIBAS), 3.63%, 07/26/06	10,000,000
14,700,000	Colorado Springs, Colorado, School Disctrict No. 11 Facilities Corp. Certificate of Participation, Series A, (FSA) (WESTDEUTSCHE LANDESBANK), 3.99%, 12/01/17 (a)	14,700,000
17,100,000	Des Moines, Iowa, Hospital Facilities Authority Revenue Bonds, Methodist Medical Center Project, (BANK OF AMERICA N.A.), 4.00%, 08/01/15 (a)	17,100,000
13,200,000	District of Columbia, Phillips College Issue Revenue Bonds, (BANK OF AMERICA N.A.), 4.00%, 08/01/33 (a)	13,200,000
31,900,000	Illinois State, Development Finance Authority Revenue Bonds, Chicago Symphony Orchestra, (NORTHERN TRUST COMPANY), 3.95%, 12/01/28 (a)	31,900,000
17,100,000	Indiana State, Development Finance Authority Revenue Bonds, Educational Facilities, Indianapolis Museum, (WACHOVIA BANK N.A.), 4.00%, 02/01/36 (a)	17,100,000
20,000,000	Indiana State, Municipal Power Agency, Power Supply System Revenue Bonds, Series A, (DEXIA CREDIT LOCAL), 3.97%, 01/01/18 (a)	20,000,000
7,000,000	Kenton County, Kentucky, Industrial Building Authority Revenue Bonds, Redken Labs, Inc. Project, (JP MORGAN CHASE BANK), 3.30%, 12/01/14 (a)	7,000,000
45,000	New York State, Dormitory Authority Revenue Bonds, Oxford University Press Inc., (LANDESBANK HESSEN-THURINGEN), 4.00%, 07/01/23 (a)	45,000
15,400,000	Philadelphia, Pennsylvania, Individual Development Authority Revenue Bonds, Girard Estate Aramark Project, (JP MORGAN CHASE BANK), 3.98%, 06/01/32 (a)	15,400,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $221,345,000)		221,345,000

Shares
REGISTERED INVESTMENT COMPANIES (0.00%):
1	BlackRock Muni Fund	1
1	Dreyfus Tax Exempt Cash Fund	1

Total REGISTERED INVESTMENT COMPANIES (Cost $2)		2

Total Investments (Cost $2,073,340,690) - 99.55%		$2,073,340,690
Other assets in excess of liabilities - 0.45%		9,308,619

NET ASSETS - 100.00%		$2,082,649,309

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2006.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $667,519,500 or 32.05% of net assets.

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

PSF-GTD – Permanent School Fund – Guaranteed

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2006, approximately 11% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

California Short-Intermediate Term Tax-Exempt Income Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
TAX-EXEMPT SECURITIES (86.89%):
$ 1,500,000	Anaheim, California, Public Financing Authority Revenue Bonds, Distribution Systems, (AMBAC), 5.00%, 10/01/13	$1,594,320
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC), 4.50%, 02/01/13	1,029,190
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y, 5.00%, 12/01/10	1,046,540
3,000,000	California State Department of Water Resources Revenue Bonds, Series W, (AMBAC), 5.50%, 12/01/09	3,162,210
1,000,000	California State Economic Recovery, Special Sales Tax Revenue Bonds, Series A, (FGIC), 5.25%, 07/01/14	1,076,230
3,000,000	California State Economic Recovery, Special Sales Tax Revenue Bonds, Series B, 5.00%, 07/01/23	3,035,070
750,000	California State General Obligation Bonds, 6.25%, 04/01/08	779,895
3,000,000	California State General Obligation Bonds, 5.00%, 02/01/11	3,121,530
1,000,000	California State University Systemwide Revenue Bonds, Series A, (AMBAC), 5.00%, 11/01/12	1,059,310
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment, 5.00%, 07/01/13	1,057,920
3,000,000	California Statewide Communities Development Authority Revenue Bonds, John Muir Health, Series A, 5.00%, 08/15/17	3,103,350
1,000,000	Central Valley, California, School District Financing Authority Revenue Bonds, Series A, (MBIA), 6.15%, 08/01/09	1,065,360
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC), 6.00%, 03/01/08	1,036,650
975,000	Foothill- De Anza, California, Community College District General Obligation Bonds, (FGIC), 5.00%, 08/01/14	1,023,302
1,000,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Revenue Bonds, Enhanced-Asset Backed, Series A, 5.00%, 06/01/15	1,007,480
3,500,000	Los Angeles County, California, Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series A, (FSA), 5.25%, 07/01/10	3,672,235
1,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA), 5.00%, 07/01/14	1,056,050
1,000,000	Los Angeles, California, General Obligation Bonds, Series A, (MBIA), 4.00%, 09/01/13	1,001,810
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, (FGIC), 5.00%, 02/01/13	1,054,880
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA), 5.00%, 02/01/10	1,037,310
3,000,000	Los Angeles, California, Waste Water System Revenue Bonds, Series B, (MBIA), 5.00%, 06/01/10	3,127,110
1,000,000	Metropolitan Water District of Southern California, General Obligation Bonds, Series A, 3.00%, 03/01/08	983,600
975,000	Modesto, California, Irrigation District Financing Authority Revenue Bonds, Series A, (MBIA), 5.45%, 10/01/07	996,557
1,000,000	Moulton-Niguel, California, Water District General Obligation Bonds, (AMBAC), 4.00%, 09/01/10	1,006,810
1,000,000	Napa County, California, Flood Protection & Watershed Improvement Authority, General Obligation Bonds, (AMBAC), 4.50%, 06/15/12	1,030,990
1,150,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC), 6.20%, 02/14/11	1,246,600

1,100,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 1st Senior, (AMBAC), 6.00%, 02/15/08	1,138,401
1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA), 5.50%, 08/01/10	1,062,730
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC), 5.00%, 11/01/11	1,050,370
1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC), 5.20%, 05/15/13	1,010,810
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA), 5.00%, 08/01/11	1,051,540
1,000,000	San Francisco, California, City & County General Obligation Bonds, (FSA), 5.00%, 06/15/08	1,024,120
1,000,000	San Francisco, California, City & County Public Utilities Communication Clean Water Revenue Bond, (MBIA), 5.00%, 10/01/13	1,056,060
3,000,000	San Francisco, California, State Building Authority Lease Revenue Bonds, California State & San Francisco Civic Center, Series A, 5.00%, 12/01/12	3,131,700
1,000,000	San Mateo, Foster City, California, School Facilities Financing Authority Revenue Bond, (FSA), 4.00%, 08/15/12	1,004,820
1,075,000	Santa Clara County, California, Financing Authority Lease Revenue Bonds, Multiple Facilities Project, Series A, (AMBAC), 4.50%, 05/15/12	1,091,684
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series A, (MBIA), 5.25%, 07/01/09	1,037,540
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series B, (FSA), 4.25%, 07/01/11	1,017,080

Total TAX-EXEMPT SECURITIES (Cost $55,859,320)		55,089,164

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (9.93%):
2,000,000	Riverside, California, Water Revenue Bonds, (FGIC) (Prerefunded 10/01/11 @ 101), 5.00%, 10/01/26	2,124,400
1,000,000	Sacramento, California, City Financing Authority Revenue Bonds, City Hall, Series A, (FSA) (Prerefunded 12/01/12 @ 100), 5.25%, 12/01/17	1,075,220
3,000,000	San Diego County, California, Water Authority Certificates of Participation, Series A, (FGIC) (Prerefunded 05/01/08 @ 101), 5.00%, 05/01/14	3,094,320

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $6,415,103)		6,293,940

Shares
REGISTERED INVESTMENT COMPANIES (2.45%):
664,713	BlackRock California Money Fund	664,713
889,073	Federated California Money Fund	889,073

Total REGISTERED INVESTMENT COMPANIES (Cost $1,553,786)		1,553,786

Total Investments (Cost $63,828,209) (a) - 99.27%	$62,936,890
Other assets in excess of liabilities - 0.73%	463,320

NET ASSETS - 100.00%	$63,400,210

(a)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$62,711	$(954,030)	$(891,319)

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2006, approximately 10% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At June 30, 2006, approximately, 97% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

Excelsior Tax-Exempt Funds, Inc.

Intermediate-Term Tax-Exempt Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (7.69%):
$ 6,000,000	Texas State Water Development Board Revenue Bonds, State Revolving Fund, (SPA: JP Morgan Chase Bank), 3.96%, 07/15/26 (a)	$6,000,000
10,300,000	Tulsa County, Oklahoma, Industrial Authority Health Care Revenue Bonds, St. Francis Health System, Series B, 4.03%, 12/15/27 (a)	10,300,000
8,000,000	Valdez, Alaska, Marine Revenue Bonds, Series A, 3.99%, 06/01/37 (a)	8,000,000
3,000,000	West Virginia State Hospital Finance Authority Revenue Bonds, Series B, (AMBAC), 3.98%, 09/01/32 (a)	3,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $27,300,000)		27,300,000

TAX-EXEMPT SECURITIES (85.89%):
1,400,000	Arkansas State Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, (AMBAC), 0.00%, 07/01/21 (b)	688,730
1,000,000	Arkansas State Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, (AMBAC), 0.00%, 07/01/22 (b)	466,290
1,000,000	Arkansas State Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, (AMBAC), 0.00%, 07/01/23 (b)	441,620
1,000,000	Arkansas State Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, (AMBAC), 0.00%, 07/01/24 (b)	419,400
5,000,000	California State General Obligation Bonds, 5.00%, 08/01/21	5,146,800
4,740,000	California State, General Obligation Bonds, 5.00%, 06/01/08	4,838,924
10,000,000	California State, General Obligation Bonds, 5.00%, 05/01/13 (c)	10,505,800
10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A, 5.25%, 11/15/10	10,539,900
10,000,000	Dallas, Texas, Water Works & Sewer System Revenue Bonds, (FSA), 5.38%, 10/01/12	10,723,100
2,820,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA), 5.00%, 07/01/14	2,962,297
6,200,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A, 5.25%, 04/01/08	6,356,612
10,000,000	Florida State Division Board Finance Department, General Services Revenue Bonds, Department of Environmental Protection- Preservation 2000, Series A, (FSA), 6.00%, 07/01/13	11,150,400
10,000,000	Florida State Hurricane Catastrophe Fund Finance Corporation Revenue Bonds, Series A, 5.00%, 07/01/10	10,353,900
5,000,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC), 5.25%, 09/01/19	5,382,850
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA), 5.50%, 02/01/12	10,721,300
2,000,000	Illinois State Toll Highway Authority Revenue Bonds, Senior Priority, Series A-1, (FSA), 5.00%, 01/01/18	2,096,120
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA), 6.50%, 12/15/11	11,227,000
10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA), 5.00%, 07/01/13	10,610,500
6,070,000	Los Angeles, California, Unified School District General Obligation Bonds, Election of 2004, Series F, (FGIC), 5.00%, 07/01/18	6,396,870
5,370,000	Massachusetts State Construction Loan General Obligaton Bonds, Series C, 5.00%, 05/01/16	5,659,389
5,040,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue Bonds, (XLCA), 5.00%, 07/01/19	5,273,906
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA), 5.25%, 10/15/14	10,645,200
5,720,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Sales Tax Revenue, Series B, (AMBAC), 5.00%, 11/15/14	6,032,712

10,000,000	New Jersey State General Obligation Bonds, Series D, 6.00%, 02/15/11	10,824,900
10,000,000	New Jersey State Transportation Corporation Certificate Participation, Federal Transportation Administration Grants, Series A, (FGIC), 5.00%, 09/15/19	10,326,700
4,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA-CR), 5.25%, 12/15/22	4,326,400
9,530,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Grant Anticipation Bonds, Series A, (FGIC), 5.00%, 06/15/10	9,874,128
12,000,000	New York City, New York, General Obligation Bonds, Series G, 5.00%, 12/01/21	12,280,441
10,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA), 5.38%, 06/15/16	10,638,900
10,000,000	New York State Dormitory Authority Revenue Bonds, State University Educational Facilities, Series B, (FSA), 5.25%, 05/15/11	10,578,100
3,000,000	New York State Thruway Authority Revenue Bonds, Highway & Bridge Trust Fund, Series B, (FSA), 5.00%, 04/01/15	3,173,790
10,000,000	Phoenix, Arizona, Civic Improvement Corporation Revenue Bonds, Water Systems, Junior Lien, (MBIA), 5.00%, 07/01/20	10,426,200
10,000,000	Rhode Island State Economic Development Corporation Revenue Bonds, Grant Anticipation Bonds, Series A, (FGIC), 5.00%, 06/15/17	10,519,800
8,000,000	San Antonio, Texas, Electric & Gas Revenue Bonds, Series A, 5.25%, 02/01/16	8,305,920
5,000,000	South Carolina State Highway General Obligation Bonds, Series B, 5.00%, 04/01/16	5,222,450
10,000,000	South Carolina State Public Services Authority Revenue Bonds, Series A, (FSA), 5.50%, 01/01/11	10,610,400
7,050,000	South Carolina Transportation Infrastructure Revenue Bonds, Series A, (AMBAC), 5.00%, 10/01/15	7,450,017
4,815,000	Texas State Public Finance Authority General Obligation Bonds, Series A, 5.00%, 10/01/23	4,961,954
3,500,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/08	3,566,780
6,000,000	Triborough Bridge & Tunnel Authority, New York, Highway Revenue Bonds, Series B, 5.00%, 11/15/20	6,200,820
6,285,000	Virginia State Public School Authority Revenue Bonds, 1997 Resolution, Series C, 5.00%, 08/01/16	6,636,520
10,000,000	Washington State Various Purposes General Obligation Bonds, Series R-03-A, (MBIA), 5.00%, 01/01/18	10,348,700

Total TAX-EXEMPT SECURITIES (Cost $306,350,816)		304,912,540

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (7.17%):
12,000,000	Chicago, Illinois, Public Improvements General Obligation Bonds, (Prerefunded 01/01/8 @ 102), 5.25%, 01/01/27	12,479,520
7,180,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (Prerefunded 07/01/13 @ 100), 5.00%, 07/01/14	7,586,962
5,000,000	New York State Tobacco Settlement Asset Securitizaton Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101), 6.38%, 07/15/39	5,391,350

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $25,728,119)		25,457,832

Shares
REGISTERED INVESTMENT COMPANIES (0.55%):
0	BlackRock Muni Fund (d)	0
1,953,307	Dreyfus Tax Exempt Cash Fund	1,953,308

Total REGISTERED INVESTMENT COMPANIES (Cost $1,953,308)		1,953,308

Total Investments (Cost $361,332,243) (e) - 101.30%		$359,623,680
Liabilities in excess of other assets - (1.30)%		(4,616,696)

NET ASSETS - 100.00%		$355,006,984

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2006.

(b)	Zero-Coupon Bond.

(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

(d)	Fractional shares – Amount less than one.

(e)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$2,531,350	$(4,239,913)	$(1,708,563)

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

FSA-CR – Financial Security Assurance Custodial Receipts

MBIA – Municipal Bond Insurance Association

SPA – Standby Purchase Agreement

XLCA – XL Capital Assurance

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2006, approximately 7% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

Long-Term Tax-Exempt Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (10.49%):
$ 500,000	Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, Series B, (FSA) (SPA: Dexia Credit Local), 3.99%, 07/01/33 (a)	$500,000
1,000,000	Illinois Health Facilities Authority, Health Care Revenue Bonds, (FSA), 3.98%, 05/15/29 (a)	1,000,000
2,500,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Electric Systems, Series B, (SPA: Bank of America NA), 4.03%, 10/01/30 (a)	2,500,000
1,320,000	Loudoun County, Virginia, Industrial Development Authority Revenue Bonds, Howard Hughes Medical Institution, Series A, 3.98%, 02/15/38 (a)	1,320,000
900,000	Moffat County, Colorado, Pollution Control Revenue Bonds, Pacificorp Projects, (AMBAC), 3.95%, 05/01/13 (a)	900,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $6,220,000)		6,220,000

TAX-EXEMPT SECURITIES (71.42%):
1,000,000	Arkansas State Development Finance Authority Tobacco Settlement Revenue Bonds, Arkansas Cancer Recearch Center, (AMBAC), 0.00%, 07/01/26 (b)	377,070
2,065,000	California State General Obligation Bonds, 5.00%, 08/01/21 (c)	2,125,628
2,500,000	California Statewide Communities Development Authority Revenue Bonds, Southern California Edison Co., Series A, (XLCA), (Mandatory Put 04/01/13 @ 100), 4.10%, 04/01/28	2,486,775
3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA), 5.00%, 06/15/15	3,154,380
2,500,000	Detroit, Michigan, City School District General Obligation Bonds, School Building & Improvement, Series A, (FSA), 5.00%, 05/01/17	2,608,525
2,000,000	Florida State Hurricane Catastrophe Fund Finance Corporation Revenue Bonds, Series A, 5.00%, 07/01/10	2,070,780
2,500,000	Gulf Breeze, Florida, Local Government Revenue Bonds, (FGIC), 5.00%, 12/01/20	2,583,250
650,000	Indiana Health & Educational Facility Financing Authority Hospital Revenue Bonds, Clarian Health Obligation, Series A, 5.00%, 02/15/39	643,767
3,000,000	Johnson City, Tennessee, Health & Educational Facilities Board Hospital Revenue Bonds, Mountain States Health Alliance, Series A, 5.50%, 07/01/36	3,090,600
1,000,000	Massachusetts State Construction Loan General Obligaton Bonds, Series C, 5.00%, 05/01/16	1,053,890
2,000,000	Michigan State Hospital Finance Authority Revenue Bonds, Henry Ford Health Systems, Series A, 5.25%, 11/15/32	2,052,940
2,000,000	Montana Facility Finance Authority Revenue Bonds, Providence Health & Services, 5.00%, 10/01/26	2,030,280
500,000	New Hampshire Health & Education Facilites Authority Revenue Bonds, The Memorial Hospital, 5.25%, 06/01/36	491,305
1,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA-CR), 5.25%, 12/15/22	1,081,600
1,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series A, 5.25%, 12/15/20	1,069,640
2,000,000	New York City, New York General Obligation Bonds, Series M, 5.00%, 04/01/22	2,043,880
2,000,000	New York State Dormitory Authotity Revenue Bonds, Non State Supported Debt, Memorial Sloan-Kettering, Series 1, 5.00%, 07/01/35	2,040,980
2,000,000	New York State Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 2nd Resolution, 5.00%, 06/15/26	2,063,400
2,500,000	New York, Sales Tax Asset Receivable Revenue Bonds, Series A, (AMBAC), 5.00%, 10/15/29	2,564,550
2,000,000	Ohio State Higher Education General Obligation Bonds, Series B, 5.00%, 05/01/23	2,069,060
2,500,000	Sherman, Texas, Independent School District General Obligation Bonds, Series A, (PSF-GTD), 5.00%, 02/15/26	2,557,800

2,000,000	Washington State Economic Development Authority Revenue Bonds, Biomedical Research Properties II, (MBIA), 5.25%, 06/01/24	2,096,680

Total TAX-EXEMPT SECURITIES (Cost $42,915,060)		42,356,780

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (20.82%):
3,000,000	Houston, Texas, Water & Sewer System Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100), 5.00%, 12/01/30	3,148,860
2,500,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity), 5.25%, 12/01/14	2,706,225
3,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (Prerefunded 06/15/13 @ 100), 5.50%, 06/15/23	3,258,960
3,000,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100), 5.50%, 05/01/16	3,234,630

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $12,323,928)		12,348,675

Shares
REGISTERED INVESTMENT COMPANIES (0.40%):
1	BlackRock Muni Fund	1
237,848	Dreyfus Tax Exempt Cash Fund	237,848

Total REGISTERED INVESTMENT COMPANIES (Cost $237,849)		237,849

Total Investments (Cost $61,696,837) (d) - 103.13%		$61,163,304
Liabilities in excess of other assets - (3.13)%		(1,858,909)

NET ASSETS - 100.00%		$59,304,395

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2006.

(b)	Zero-Coupon Bond.

(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

(d)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$214,997	$(748,530)	$(533,533)

AMBAC – American Municipal Bond Assurance Corporation

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assurance

FSA-CR – Financial Security Assurance Custodial Receipts

MBIA – Municipal Bond Insurance Association

PSF-GTD – Public School Fund – Guaranteed

SPA – Standby Purchase Agreement

XLCA – XL Capital Assurance

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2006, approximately 21% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Fund, Inc.

New York Intermediate-Term Tax-Exempt Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (2.21%):
$ 2,900,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 5, (SPA: Bayerische Landesbank), 3.94%, 08/01/24 (a)	$2,900,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $2,900,000)		2,900,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (6.85%):
3,000,000	New York City, New York, General Obligation Bonds, Sub-Series C5, (Bank of New York), 3.93%, 08/01/20 (a)	3,000,000
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Sub-Series G2, (BNP Paribas), 3.92%, 11/01/26 (a)	6,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $9,000,000)		9,000,000

TAX-EXEMPT SECURITIES (74.07%):
2,565,000	Babylon, New York, General Obligation Bonds, (AMBAC), 5.00%, 01/01/13	2,699,765
8,500,000	Nassau County, New York, Interim Finance Authority, Sales Tax Revenue Bonds, Series H, (AMBAC), 5.25%, 11/15/15	9,123,219
2,430,000	New York City, New York, General Obligation Bonds, Series G, 5.00%, 12/01/19	2,498,720
5,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA), 5.38%, 06/15/16	5,319,450
4,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series D, 5.13%, 06/15/19	4,192,680
2,150,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A, 5.25%, 11/01/10	2,260,747
3,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-1, 5.00%, 11/01/19	3,130,230
2,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series B, 5.25%, 08/01/17	2,119,700
5,000,000	New York State Dormitory Authority, New York University Revenue Bonds, Series A, (AMBAC), 5.75%, 07/01/12	5,472,800
3,525,000	New York State Energy Research & Development Authority, Pollution Control Revenue Bonds, Niagara Mohawk Power Project, Series A, (AMBAC), 5.15%, 11/01/25	3,655,813
6,000,000	New York State Environmental Facilties Revenue Bonds, Municipal Water, Project K, 5.00%, 06/15/12	6,337,079
5,000,000	New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA), 5.00%, 04/01/12	5,256,350
6,500,000	New York State Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, (MBIA), 5.00%, 10/15/22	6,749,339
2,500,000	New York State Thruway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC), 5.00%, 04/01/19	2,612,675
6,000,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series A, (AMBAC), 5.00%, 03/15/16	6,295,500
5,035,000	New York State Urban Development Corporation Revenue Bonds, (FSA), 5.00%, 01/01/17	5,287,707
670,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/16	707,346
700,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/17	735,749

700,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/19	731,430
810,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/20	844,498
850,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/21	884,247
895,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/22	927,641
940,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/23	973,567
2,000,000	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A, (AMBAC), 5.00%, 07/01/19	2,094,480
5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA), 6.00%, 07/01/11	5,450,300
2,000,000	Suffolk County, New York, Public Improvement General Obligation Bonds, Series A, (CIFG), 5.00%, 05/01/08	2,043,820
3,750,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA), (Mandatory Put 09/01/11 @ 100), 4.05%, 04/01/37	3,717,150
2,425,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA), 5.00%, 08/01/21	2,510,748
2,545,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA), 5.00%, 08/01/22	2,629,240

Total TAX-EXEMPT SECURITIES (Cost $98,389,929)		97,261,990

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (15.21%):
5,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity), 5.25%, 12/01/14	5,412,450
3,300,000	New York State Metropolitan Transportation Authority Dedicated Tax Revenue Bonds, Series A, (FGIC) (Prerefunded 04/01/2010 @100), 5.88%, 04/01/21	3,525,522
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA) (Prerefunded 07/01/13 @ 100), 5.38%, 07/01/21	6,494,700
4,210,000	New York State Tobacco Settlement Asset Securitizaton Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101), 6.38%, 07/15/39	4,539,517

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $20,396,157)		19,972,189

Shares
REGISTERED INVESTMENT COMPANIES (0.56%):
1	Dreyfus New York Tax Exempt Cash Fund	1
737,602	Provident Institutional New York Money Market Fund	737,602

Total REGISTERED INVESTMENT COMPANIES (Cost $737,603)		737,603

Total Investments (Cost $131,423,689) (b) - 98.90%		$129,871,782
Other assets in excess of liabilities - 1.10%		1,449,503

NET ASSETS - 100.00%		$131,321,285

(a)	Variable Rate Security - The rate disclosed is as of June 30, 2006.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$292,762	$(1,844,669)	$(1,551,907)

AMBAC – American Municipal Bond Assurance Corp.

CIFG – CDC IXIS Financial Guaranty

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

SPA – Standby Purchase Agreement

XLCA – XL Capital Assurance

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2006, approximately 22% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At June 30, 2006, approximately 94% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

Excelsior Tax-Exempt Funds, Inc.

Short-Term Tax-Exempt Securities Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (24.60%):
$ 6,000,000	Clackamas County, Oregon, Hospital Facilities Authority Revenue Bonds, Providence Health System, Series E, 3.98%, 10/01/33 (a)	$6,000,000
2,000,000	Denver, Colorado, City & County Certificates of Participation, Series C1, (AMBAC) (SPA: JP Morgan Chase Bank), 3.98%, 12/01/29 (a)	2,000,000
5,850,000	Illinois Health Facilities Authority, Health Care Revenue Bonds, (FSA), 3.98%, 05/15/29 (a)	5,850,000
5,500,000	Jackson County, Mississippi, Pollution Control Revenue Bonds, Chevron (USA), Inc. Project, 3.98%, 06/01/23 (a)	5,500,000
5,100,000	Loudoun County, Virginia, Industrial Development Authority Revenue Bonds, Howard Hughes Medical Institution, Series A, 3.98%, 02/15/38 (a)	5,100,000
2,700,000	Marshall County, West Virginia, Pollution Control Industrial Revenue Bonds, Mountaineer Carbon Co., 4.03%, 12/01/20 (a)	2,700,000
3,000,000	Pennsylvania State Higher Education Facilities Authority Revenue Bonds, Carnegie Mellon University, Series D, (SPA: Morgan Guaranty Trust), 4.00%, 11/01/30 (a)	3,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $30,150,000)		30,150,000

TAX-EXEMPT SECURITIES (60.44%):
6,000,000	California State, General Obligation Bonds, 5.00%, 06/01/08	6,125,220
4,070,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA), 5.50%, 06/15/07	4,132,922
5,000,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A, 5.25%, 04/01/08	5,126,300
3,850,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Series 18, 5.00%, 10/01/08	3,940,437
3,000,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Series 21, (MBIA), 5.00%, 10/01/11	3,137,400
2,500,000	Maryland State & Local Facilities General Obligation Bonds, Series B, 5.25%, 02/15/11	2,647,475
5,035,000	Memphis, Tennessee, General Obligation Bonds, Series B, (MBIA), 5.00%, 11/01/08	5,164,299
7,405,000	New Jersey Economic Development Authority Revenue Bonds, Series F, 5.00%, 06/15/07	7,483,492
1,030,000	New York City, New York, General Obligation Bonds, Series C, 5.25%, 08/01/09	1,066,514
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Series H, 5.25%, 11/15/10	6,292,020
5,000,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC-BNY), 6.00%, 01/01/11	5,424,000
5,000,000	New York State Urban Development Corporation, Correctional & Youth Facilities Revenue Bonds, Series A, (Mandatory Put 01/01/09 @ 100), 5.25%, 01/01/21	5,144,100
1,250,000	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A, 5.00%, 07/01/11	1,288,888
3,000,000	Reedy Creek, Florida, Improvement District Utilities Revenue Bonds, Series 2, (MBIA), 5.25%, 10/01/10	3,155,340
3,995,000	South Carolina Transportation Infrastructure, Bank Revenue Bonds, Series A, (AMBAC), 5.00%, 10/01/09	4,129,632
7,000,000	Southeastern Virginia Public Services Authority Revenue Bonds, Series A, (MBIA), 5.25%, 07/01/10	7,356,299
2,500,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA), (Mandatory Put 09/01/11 @ 100), 4.05%, 04/01/37	2,478,100

Total TAX-EXEMPT SECURITIES (Cost $74,925,750)		74,092,438

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (14.13%):
4,565,000	Chicago, Illinois, Sales Tax Revenue Bonds, (FGIC) (Prerefunded 01/01/09 @ 101), 5.38%, 01/01/30	4,765,632

595,000	New Jersey Economic Development Authority Revenue Bonds, Series F (Escrowed to Maturity), 5.00%, 06/15/07	601,747
4,000,000	Oklahoma State Industries Authority, Health System Revenue Bonds, Series A, (MBIA) (Prerefunded 08/15/09 @ 101), 5.75%, 08/15/29	4,239,080
4,000,000	University of Washington, Student Facilities Revenue Bonds, (FSA) (Prerefunded 06/01/10 @ 101), 5.75%, 06/01/25	4,298,240
3,345,000	Virginia State Public School Authority, School Financing Revenue Bonds, Series B (Prerefunded 08/01/06 @ 102), 5.13%, 08/01/14	3,414,977

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $17,546,950)		17,319,676

Shares
REGISTERED INVESTMENT COMPANIES (0.16%):
1	BlackRock Muni Fund	1
192,307	Dreyfus Tax Exempt Cash Fund	192,307

Total REGISTERED INVESTMENT COMPANIES (Cost $192,308)		192,308

Total Investments (Cost $122,815,008) (b) - 99.33%		$121,754,422
Other assets in excess of liabilities - 0.67%		816,764

NET ASSETS - 100.00%		$122,571,186

(a)	Variable Rate Security - The rate disclosed is as of June 30, 2006.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$—	$(1,060,586)	$(1,060,586)

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

SPA – Standby Purchase Agreement

XLCA – XL Capital Assurance

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2006, approximately 14% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Tax-Exempt Funds, Inc.

By (Signature and Title)	/s/ EVELYN DILSAVER
Evelyn Dilsaver, President

Date August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ EVELYN DILSAVER
Evelyn Dilsaver, President

Date August 17, 2006

By (Signature and Title)	/s/ GEORGE PEREIRA
George Pereira, Principal Financial Officer

Date August 17, 2006